Note 7 - Deferred Charges, Net	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Deferred Charges [Text Block]
7.
Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Dry-docking and Special Survey Costs
Balance, January 1, 2017	$20,367
Additions	1,802
Amortization	(3,911)
Write-off	(2)
Balance, June 30, 2017	$18,256

During the
six
-month period ended
June 30, 2016,
six
vessels underwent and completed their special survey. During the six
-month period ended
June 30, 2017,
three
vessels underwent and completed their special survey. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.